AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2025
	Shares	Value
Common Stocks - 99.2%
Communication Services - 0.4%
Magnite, Inc.*	24,301	$417,977
Consumer Discretionary - 15.6%
BorgWarner, Inc.	14,844	473,523
Bright Horizons Family Solutions, Inc.*	1,731	212,221
Burlington Stores, Inc.*	2,718	771,722
Caesars Entertainment, Inc.*	120,114	4,330,110
Cava Group, Inc.*	240	32,412
Floor & Decor Holdings, Inc., Class A*	74	7,407
Garrett Motion, Inc. (Switzerland)[1]	68,934	660,388
LCI Industries	1,055	110,553
Life Time Group Holdings, Inc.*	72,807	2,110,675
Lithia Motors, Inc.	4,930	1,854,173
Mattel, Inc.*	66,209	1,234,136
Modine Manufacturing Co.*	877	88,972
Planet Fitness, Inc., Class A*	16,487	1,783,234
Rush Street Interactive, Inc.*	29,583	431,320
Stride, Inc.*	2,850	384,465
Sweetgreen, Inc., Class A*	36,984	1,217,513

Total Consumer Discretionary		15,702,824
Consumer Staples - 2.0%
The Chefs' Warehouse, Inc.*	10,961	590,359
Darling Ingredients, Inc.*	38,017	1,424,117

Total Consumer Staples		2,014,476
Energy - 1.1%
Cameco Corp. (Canada)	208	10,284
International Seaways, Inc.[1]	812	31,627
Permian Resources Corp.	21,314	312,250
TETRA Technologies, Inc.*	47,642	197,714
Tidewater, Inc.*,1	9,875	544,211

Total Energy		1,096,086
Financials - 7.6%
The Carlyle Group, Inc.	50,717	2,848,267
DigitalBridge Group, Inc.	100,765	1,105,392
NMI Holdings, Inc., Class A*	3,615	139,611
Paymentus Holdings, Inc., Class A*	5,029	160,727
Popular, Inc. (Puerto Rico)	14,387	1,480,998
Toast, Inc., Class A*	44,970	1,840,172

Total Financials		7,575,167
Health Care - 14.8%
Apogee Therapeutics, Inc.*	6,016	248,822
Axsome Therapeutics, Inc.*,1	8,232	876,379
	Shares	Value

Blueprint Medicines Corp.*	5,446	$612,838
Bridgebio Pharma, Inc.*	27,910	954,801
Dyne Therapeutics, Inc.*	11,670	165,947
Evolus, Inc.*	42,871	598,908
Insmed, Inc.*	15,241	1,167,156
Inspire Medical Systems, Inc.*	5,206	1,007,361
Insulet Corp.*	548	152,552
iRhythm Technologies, Inc.*	1,596	173,725
Kymera Therapeutics, Inc.*,1	7,882	312,048
Lantheus Holdings, Inc.*	515	47,643
Natera, Inc.*	257	45,468
Novocure, Ltd. (Jersey)*	24,622	603,731
PROCEPT BioRobotics Corp.*,1	4,353	315,592
Stevanato Group S.p.A. (Italy)	43,736	980,124
Tempus AI, Inc.*,1	47,189	2,708,177
TransMedics Group, Inc.*,1	2,241	151,380
United Therapeutics Corp.*	7,692	2,701,200
Vericel Corp.*	5,283	309,267
Viking Therapeutics, Inc.*,1	21,447	702,389

Total Health Care		14,835,508
Industrials - 25.3%
ACV Auctions, Inc., Class A*	59,919	1,267,886
Alaska Air Group, Inc.*	30,520	2,235,590
Amentum Holdings, Inc.*	19,102	400,569
Atmus Filtration Technologies, Inc.	11,616	485,781
Beacon Roofing Supply, Inc.*	15,946	1,887,050
Builders FirstSource, Inc.*	1,943	325,025
BWX Technologies, Inc.	180	20,327
Chart Industries, Inc.*	9,820	2,077,814
Enovix Corp.*,1	20,696	249,594
Fluor Corp.*	14,880	717,365
FTAI Aviation, Ltd.	24,702	2,483,292
Granite Construction, Inc.[1]	22,453	1,979,007
The Greenbrier Cos., Inc.	9,451	626,223
Helios Technologies, Inc.	8,005	357,103
Hexcel Corp.	12,194	795,049
Knight-Swift Transportation Holdings, Inc.	35,633	2,034,288
Kratos Defense & Security Solutions, Inc.*	19,260	642,706
Quanta Services, Inc.	79	24,301
Regal Rexnord Corp.	12,361	1,962,062
RXO, Inc.*,1	64,905	1,664,813
Shoals Technologies Group, Inc., Class A*	102,925	491,981
Stratasys, Ltd.*	17,519	163,102

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 25.3% (continued)
Sun Country Airlines Holdings, Inc.*	53,794	$912,346
Symbotic, Inc.*,1	21,654	635,545
XPO, Inc.*	7,256	969,910

Total Industrials		25,408,729
Information Technology - 22.6%
Allegro MicroSystems, Inc.*	26,483	637,975
Bill.com Holdings, Inc.*	22,938	2,219,710
Cloudflare, Inc., Class A*	177	24,497
Coherent Corp.*	111	10,044
Couchbase, Inc.*	19,508	346,072
Credo Technology Group Holding, Ltd.*	156	10,923
DocuSign, Inc.*	3,354	324,432
Dolby Laboratories, Inc., Class A	24,776	2,074,494
Elastic, N.V.*	1,003	112,918
FARO Technologies, Inc.*	10,787	342,164
Gitlab, Inc., Class A*	26,004	1,892,051
Grid Dynamics Holdings, Inc.*	1,391	31,423
Guidewire Software, Inc.*	52	10,986
indie Semiconductor, Inc., Class A*,1	636,917	2,611,360
Lattice Semiconductor Corp.*	9,289	529,659
MaxLinear, Inc.*	66,548	1,188,547
MKS Instruments, Inc.	90	10,195
MongoDB, Inc.*	7,000	1,913,240
Monolithic Power Systems, Inc.	15	9,561
Okta, Inc.*	11,324	1,066,947
Pagaya Technologies, Ltd., Class A*,1	148,569	1,378,720
Penguin Solutions, Inc.*	4,982	101,035
Procore Technologies, Inc.*	11,821	940,479
Pure Storage, Inc., Class A*	16,159	1,095,419
Sanmina Corp.*	14,452	1,210,066
SentinelOne, Inc., Class A*	2,226	53,313
UiPath, Inc., Class A*	13,359	189,965
Ultra Clean Holdings, Inc.*	24,218	892,918
Wolfspeed, Inc.*,1	69,994	429,063
Zeta Global Holdings Corp., Class A*	50,657	929,556
Zscaler, Inc.*	269	54,497

Total Information Technology		22,642,229
Materials - 8.8%
ATI, Inc.*	53,597	3,059,853
Carpenter Technology Corp.	15,583	3,008,454
Eagle Materials, Inc.	4,640	1,191,274
ERO Copper Corp. (Canada)*	53,903	722,300
	Shares	Value

FMC Corp.	2,831	$157,913
MP Materials Corp.*,1	985	21,631
Ryerson Holding Corp.	25,512	570,448
Sigma Lithium Corp. (Brazil)*,1	10,052	108,059

Total Materials		8,839,932
Real Estate - 1.0%
Agree Realty Corp., REIT [1]	4,070	295,360
Independence Realty Trust, Inc., REIT [1]	2,762	53,058
Sila Realty Trust, Inc., REIT	28,036	696,975

Total Real Estate		1,045,393

Total Common Stocks (Cost $91,338,477)		99,578,321

	Principal Amount
Short-Term Investments - 16.2%
Joint Repurchase Agreements - 4.3%[2]
Bank of Montreal, dated 01/31/25, due 02/03/25, 4.340% total to be received $1,073,051 (collateralized by various U.S. Government Agency Obligations, 1.714% - 7.320%, 01/01/26 - 02/01/52, totaling $1,094,116)	$1,072,663	1,072,663
Citadel Securities LLC, dated 01/31/25, due 02/03/25, 4.430% total to be received $1,062,329 (collateralized by various U.S. Treasuries, 0.000% - 5.000%, 02/15/25 - 11/15/54, totaling $1,083,576)	1,061,937	1,061,937
Daiwa Capital Markets America, dated 01/31/25, due 02/03/25, 4.350% total to be received $21,596 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 02/13/25 - 02/01/55, totaling $22,020)	21,588	21,588
State of Wisconsin Investment Board, dated 01/31/25, due 02/03/25, 4.450% total to be received $1,062,331 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 04/15/26 - 02/15/53, totaling $1,081,677)	1,061,937	1,061,937
TD Securities LLC, dated 01/31/25, due 02/03/25, 4.350% total to be received $1,073,052 (collateralized by various U.S. Government Agency Obligations, 3.000% - 7.000%, 03/01/49 - 01/01/55, totaling $1,094,116)	1,072,663	1,072,663

Total Joint Repurchase Agreements		4,290,788

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Other Investment Companies - 11.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%[3]	4,800,391	$4,800,391
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%[3]	7,200,586	7,200,586

Total Other Investment Companies		12,000,977

Total Short-Term Investments (Cost $16,291,765)		16,291,765
Value

Total Investments - 115.4% (Cost $107,630,242)	$115,870,086
Other Assets, less Liabilities - (15.4)%	(15,442,443)
Net Assets - 100.0%	$100,427,643

*	Non-income producing security.
[1]	Some of these securities, amounting to $10,901,078 or 10.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$99,578,321	—	—	$99,578,321
Short-Term Investments
Joint Repurchase Agreements	—	$4,290,788	—	4,290,788
Other Investment Companies	12,000,977	—	—	12,000,977
Total Investments in Securities	$111,579,298	$4,290,788	—	$115,870,086

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2025, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$10,901,078	$4,290,788	$7,010,374	$11,301,162
The following table summarizes the securities received as collateral for securities lending at January 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	02/20/25-05/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.